Debt - Additional information (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 22, 2022	Jul. 31, 2022
Debt Instrument, Redemption [Line Items]
Other debt issuance cost					$ 100,000
Conversion of stock, shares converted			30,061,262
Convertible Debt [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount	$ 20,000,000		$ 20,000,000	$ 20,000,000
Debt Instrument Outstanding Balance	53,900,000		53,900,000	53,900,000
Convertible Debt [Member] | Affiliated Entity [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount	10,000,000		10,000,000	10,000,000
Convertible Debt [Member] | Affiliated Entity Board [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount	5,000,000		5,000,000	5,000,000
Convertible Debt [Member] | Simple Agreement For Future Equity [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount	$ 12,400,000		$ 12,400,000	$ 12,400,000
Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	50.00%		50.00%	50.00%
Debt instrument aggregate principal amount	$ 4,900,000		$ 4,900,000	$ 4,900,000
Secured Debt [Member]
Debt Instrument, Redemption [Line Items]
Annual interest rate	16.25%		16.25%	16.25%
Debt Instrument, Interest Rate, Stated Percentage	9.00%		9.00%	9.00%
Debt Instrument, Interest Rate, Increase (Decrease)	13.75%
Second Lien Loans [Member]
Debt Instrument, Redemption [Line Items]
Aggregate principal amount, outstanding	$ 10,400,000		$ 10,400,000	$ 10,400,000
Conversion of stock, shares converted	7,700,557
Common stock, convertible, conversion price, increase	$ 6
Line of credit facility, average outstanding amount	$ 10,000,000			10,000
Debt Instrument, Maturity Date	Oct. 01, 2026
Second Lien Loans [Member] | Convertible Debt [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount	$ 43,900,000		43,900,000	43,900,000
Long-term debt, fair value	$ 67,400,000		$ 67,400,000	$ 67,400,000
2022 Credit Facility [Member]
Debt Instrument, Redemption [Line Items]
Secured term loans		$ 30,000,000						$ 30,000,000
Debt instrument maturity year		2026-04
Interest only payments, date		Mar. 01, 2025
Annual rate of interest, payable	12.75%		12.75%	12.75%	13.00%		11.75%
Prepayment or maturity of the debt					$ 1,200,000
Debt issuance costs					1,100,000
Fair value of warrant to purchase shares					700,000
Commitment fee					300,000
Other debt issuance cost					$ 100,000
Aggregate principal amount, outstanding	$ 20,000,000		$ 20,000,000	$ 20,000,000
2022 Credit Facility [Member] | Maximum [Member]
Debt Instrument, Redemption [Line Items]
Annual rate of interest, payable		5.50%
Prepayment fee range					3.00%
2022 Credit Facility [Member] | Minimum [Member]
Debt Instrument, Redemption [Line Items]
Annual rate of interest, payable		4.75%
Prepayment fee range					1.00%
2022 Equipment Facility [Member]
Debt Instrument, Redemption [Line Items]
Secured term loans									$ 10,000,000
Debt issuance costs					$ 100,000
Aggregate principal amount					8,500,000	$ 8,500,000
Aggregate principal amount, outstanding					$ 4,100,000
Annual interest rate					3.38%
2022 Equipment Facility [Member] | Maximum [Member]
Debt Instrument, Redemption [Line Items]
Annual interest rate					7.00%
2022 Equipment Facility [Member] | Minimum [Member]
Debt Instrument, Redemption [Line Items]
Annual interest rate					6.00%